Stock Option Plans and Warrants to Purchase Common Stock - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock (Details) - Stock options	12 Months Ended
Dec. 31, 2024 $ / shares shares
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Weighted Average Remaining Contractual Life in Years	9 years 6 months 14 days
Outstanding Options	229,919
Exercisable Options	72,985
$8.10 - $40.05
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Exercise price, lower limit | $ / shares	$ 3.31
Exercise price, upper limit | $ / shares	$ 10.78
Weighted Average Remaining Contractual Life in Years	9 years 8 months 26 days
Outstanding Options	218,268
Exercisable Options	61,868
$111.00 - $234.00
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Exercise price, lower limit | $ / shares	$ 129.60
Exercise price, upper limit | $ / shares	$ 640.80
Weighted Average Remaining Contractual Life in Years	5 years 9 months 29 days
Outstanding Options	11,382
Exercisable Options	10,848
$1,776.00- $3,624.00
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Exercise price, lower limit | $ / shares	$ 1,776.00
Exercise price, upper limit | $ / shares	$ 3,624.00
Weighted Average Remaining Contractual Life in Years	1 year 18 days
Outstanding Options	269
Exercisable Options	269